EQUITY	12 Months Ended
Dec. 31, 2018
Disclosure of classes of share capital [abstract]
EQUITY

NOTE 25 - EQUITY

(a)	Capital

The Company’s objective is to maintain an appropriate level of capitalization that enables it to ensure access to the financial markets for carrying out its medium and long-term objectives, optimizing the return for its shareholders and maintaining a solid financial position.

The paid capital of the Company at December 31, 2018 amounts to ThUS$ 3,146,265 divided into 606,407,693 common stock of a same series (ThUS$ 3,146,265 (*) divided into 606,407,693 shares as of December 31, 2017), a single series nominative, ordinary character with no par value. There are no special series of shares and no privileges. The form of its stock certificates and their issuance, exchange, disablement, loss, replacement and other similar circumstances, as well as the transfer of the shares, is governed by the provisions of Corporations Law and its regulations.

(*) Includes deduction of issuance costs for ThUS $ 3,299 and adjustment for placement of 10,282 shares for ThUS $ 156, approved at the Extraordinary Shareholders Meeting of the Company on April 27, 2017.

(b)	Subscribed and paid shares

On August 18, 2016, the Company held an extraordinary shareholders' meeting at which it was approved to increase the capital by issuing 61,316,424 payment shares, all ordinary, without par value. As of December 31, 2016, 60,849,592 shares had been placed against said increase, according to the following breakdown: (a) 30,499,685 shares subscribed and paid at the end of the pre-emptive option period, which expired on December 23, 2016; December 2016, collecting the equivalent of US $ 304,996,850; and (b) 30,349,907 additional shares subscribed on December 28, 2016, collecting the equivalent of US $ 303,499,070. Due to this last described placement, as of December 31, 2018, the number of subscribed and paid shares of the Company reached 606,407,693.

Consequently, as of December 31, 2018, the statutory capital of the Company is represented by 606,874,525 shares, all of the same and unique series, registered, ordinary, without par value, which is divided into: (a) 606,407,693 subscribed and paid shares mentioned above; and (b) 466,832 shares pending subscription and payment, which correspond to the balance of shares pending placement of the last capital increase, described in the previous paragraph.

The following table shows the movement of the authorized and fully paid shares described above:

Movement of authorized shares

		Expired shares
	Opening	intended for		Closing
Nro. Of shares	balance	compensation plans		balance

From January 1 to December 31, 2017	608,374,525	-		608,374,525
From January 1 to December 31, 2018	608,374,525	(1,500,000	)(*)	606,874,525

(*) On June 11, 2018, the term of subscription and payment of 1,500,000 shares to create and implement compensation plans for Company employees expired.

Movement fully paid shares

			Movement
			value	Cost of issuance
			of shares	and placement	Paid- in
	N° of		(1)	of shares (2)	Capital
	shares		ThUS$	ThUS$	ThUS$

Paid shares as of January 1, 2017	606,407,693		3,160,718	(11,154)	3,149,564
Capital reserve	-		-	(3,299)	(3,299)
Paid shares as of December 31, 2017	606,407,693		3,160,718	(14,453)	3,146,265
Paid shares as of January 1, 2018	606,407,693		3,160,718	(14,453)	3,146,265
Paid shares as of December 31, 2018	606,407,693	(3)	3,160,718	(14,453)	3,146,265

(1)          Amounts reported represent only those arising from the payment of the shares subscribed.

(2)          Decrease of capital by capitalization of reserves for cost of issuance and placement of shares established according to Extraordinary Shareholder´s Meetings, where such decreases were authorized.

(3)          At December 31, 2018, the difference between authorized shares and fully paid shares are 466,832 shares, of which correspond to the shares issued and unsubscribed from the capital increase approved at the Extraordinary Shareholders Meeting held on August 18, 2016.

(c)	Treasury stock

At December 31, 2018, the Company held no treasury stock, the remaining of ThUS$ (178) corresponds to the difference between the amount paid for the shares and their book value, at the time of the full right decrease of the shares which held in its portfolio.

(d)	Reserve of share- based payments

Movement of Reserves of share- based payments:

		Stock
	Opening	option	Deferred	Net movement	Closing
Periods	balance	plan	tax	of the period	balance
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

From January 1 to December 31, 2016	35,647	3,698	(807)	2,891	38,538
From January 1 to December 31, 2017	38,538	943	-	943	39,481
From January 1 to December 31, 2018	39,481	(1,607)	-	(1,607)	37,874

These reserves are related to the “Share-based payments” explained in Note 34.

(e)	Other sundry reserves

Movement of Other sundry reserves:

	Opening	Legal	Closing
Periods	balance	reserves	balance
	ThUS$	ThUS$	ThUS$

From January 1 to December 31, 2016	2,634,679	5,602	2,640,281
From January 1 to December 31, 2017	2,640,281	(501)	2,639,780
From January 1 to December 31, 2018	2,639,780	(864)	2,638,916

Balance of Other sundry reserves comprises the following:

	As of	As of	As of
	December 31,	December 31,	December 31,
	2018	2017	2016
	ThUS$	ThUS$	ThUS$

Higher value for TAM S.A. share exchange (1)	2,665,692	2,665,692	2,665,692
Reserve for the adjustment to the value of fixed assets (2)	2,620	2,620	2,620
Transactions with non-controlling interest (3)	(25,913)	(25,911)	(25,911)
Cost of issuance and placement of shares	-	-	(9)
Others	(3,483)	(2,621)	(2,111)
Total	2,638,916	2,639,780	2,640,281

(1)	Corresponds to the difference between the value of the shares of TAM S.A., acquired by Sister Holdco S.A. (under the Subscriptions) and by Holdco II S.A. (by virtue of the Exchange Offer), which is recorded in the declaration of completion of the merger by absorption, and the fair value of the shares exchanged by LATAM Airlines Group S.A. as of June 22, 2012.

(2)	Corresponds to the technical revaluation of the fixed assets authorized by the Commission for the Financial Market in the year 1979, in Circular No. 1529. The revaluation was optional and could be made only once; the originated reserve is not distributable and can only be capitalized.

(3)	The balance as of December 31, 2018 corresponds to the loss generated by: Lan Pax Group S.A. e Inversiones Lan S.A. in the acquisition of shares of Aerovías de Integración Regional Aires S.A. for ThUS $ (3,480) and ThUS $ (20), respectively; the acquisition of TAM S.A. of the minority interest in Aerolinhas Brasileiras S.A. for ThUS $ (885), the acquisition of Inversiones Lan S.A. of the minority participation in Aires Integra Regional Airlines S.A. for an amount of ThUS $ (2) and the acquisition of a minority stake in Aerolane S.A. by Lan Pax Group S.A. for an amount of ThUS $ (21,526) through Holdco Ecuador S.A.

(f)	Reserves with effect in other comprehensive income.

Movement of Reserves with effect in other comprehensive income:

	Currency	Cash flow	Actuarial gain or loss on defined
	translation	hedging	benefit plans
	reserve	reserve	reserve	Total
	ThUS$	ThUS$	ThUS$	ThUS$

Opening balance as of January 1, 2016	(2,576,041)	(90,510)	(10,717)	(2,677,268)
Derivatives valuation gains (losses)	-	126,360	-	126,360
Deferred tax	-	(34,344)	-	(34,344)
Actuarial reserves by employee benefit plans	-	-	(3,104)	(3,104)
Deferred tax actuarial IAS by employee benefit plans	-	-	921	921
Difference by subsidiaries conversion	489,486	-	-	489,486
Closing balance as of December 31, 2016	(2,086,555)	1,506	(12,900)	(2,097,949)

Opening balance as of January 1, 2017	(2,086,555)	1,506	(12,900)	(2,097,949)
Derivatives valuation gains (losses)	-	18,436	-	18,436
Deferred tax	-	(1,802)	-	(1,802)
Actuarial reserves by employee benefit plans	-	-	2,758	2,758
Deferred tax actuarial IAS by employee benefit plans	-	-	(784)	(784)
Difference by subsidiaries conversion	(45,035)	-	-	(45,035)
Closing balance as of December 31, 2017	(2,131,590)	18,140	(10,926)	(2,124,376)

Opening balance as of January 1, 2018	(2,131,590)	18,140	(10,926)	(2,124,376)
Derivatives valuation gains (losses)	-	(26,899)	-	(26,899)
Deferred tax	-	(574)	-	(574)
Actuarial reserves by employee benefit plans	-	-	(5,819)	(5,819)
Deferred tax actuarial IAS by employee benefit plans	-	-	1,567	1,567
Difference by subsidiaries conversion	(597,615)	-	-	(597,615)
Closing balance as of December 31, 2018	(2,729,205)	(9,333)	(15,178)	(2,753,716)

(f.1)	Currency translation reserve

These originate from exchange differences arising from the translation of any investment in foreign entities (or Chilean investment with a functional currency different to that of the parent), and from loans and other instruments in foreign currency designated as hedges for such investments. When the investment (all or part) is sold or disposed and loss of control occurs, these reserves are shown in the consolidated statement of income as part of the loss or gain on the sale or disposal. If the sale does not involve loss of control, these reserves are transferred to non-controlling interests.

(f.2)	Cash flow hedging reserve

These originate from the fair value valuation at the end of each period of the outstanding derivative contracts that have been defined as cash flow hedges. When these contracts expire, these reserves should be adjusted and the corresponding results recognized.

(f.3)	Reserves of actuarial gains or losses on defined benefit plans

Correspond to the increase or decrease in the obligation present value for defined benefit plan due to changes in actuarial assumptions, and experience adjustments, which is the effects of differences between the previous actuarial assumptions and what has actually occurred.

(g)	Retained earnings

Movement of Retained earnings:

				Other
		Result		increase
	Opening	for the		(decreases)	Closing
Periods	balance	period	Dividends	(1) (2)	balance
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

From January 1 to December 31, 2016	317,950	69,220	(20,766)	-	366,404
From January 1 to December 31, 2017	366,404	155,304	(46,591)	-	475,117
From January 1 to December 31, 2018	475,117	181,935	(54,580)	(4,797)	597,675

(1)	Adjustments adoption IFRS 9 and IFRS 15 ThUS (9,549) (See Note 2)
(2)	Variation effect in Accumulated results, by application IAS 29, Argentina hyperinflation:

Items	ThUS$

Property, plant and equipment	4,573
Intangible assets other than goodwill	69
Goodwill	335
Deferred incomes	(377)
Other non-financial assets	152
Total Adjust accumulated results	4,752

(h)	Dividends per share

	Minimum mandatory	Final dividend
	dividend	dividend
Description of dividend	2018	2017

Date of dividend	12/31/2018	12/31/2017
Amount of the dividend (ThUS$)	54,580	46,591	(*)
Number of shares among which the dividend is distributed	606,407,693	606,407,693
Dividend per share (US$)	0.0900	0.0768

(*) By virtue of the Essential Fact issued on April 26, 2018, the shareholders of LATAM approved the distribution of the final dividend proposed by the Board of Directors in Ordinary Session of April 26, 2018, which amounts to ThUS $ 46,591, which corresponds to 30% of the profits for the year corresponding to 2017.

The payment was made on May 17, 2018.